Derivatives and Hedging (Tables)	9 Months Ended
Sep. 30, 2026
Derivatives and Hedging [Abstarct]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent

As of September 30, 2026 and December 31, 2025, the Company had outstanding forward contracts not designated as hedging instruments with notional and fair value amounts equivalent to the following:

Currency Hedged	September 30, 2026	December 31, 2025
	U.S. dollars in thousands
Israeli Shekel / U.S. Dollar	849	311
Fair value of derivatives assets	-	2
Fair value of derivatives liabilities	12	-

The following table shows the effect of our non-designated hedges on the Consolidated Statements of Operations for the three and nine months ended September 30, 2026, and 2025:

		Nine months ended September 30,		Three months ended September 30,
	Location	2026	2025	2026	2025
	of Gain (Loss)	U.S. dollars in thousands
Net realized and unrealized loss, excluding the underlying foreign currency exposure being hedged	Financial expenses, net	(33)	(655)	(30)	(36)

Schedule of Notional Amount and Fair Value of Outstanding Derivatives

The notional and fair value amount and fair value of outstanding derivatives at the end of each period were:

	September 30, 2026	December 31, 2025
	U.S. dollars in thousands
Notional amount of foreign currency contracts	14,800	10,921
Fair value of foreign currency contract assets	42	429
Fair Value of foreign currency contract liabilities	120	-

Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives

The change in accumulated other comprehensive income or loss relating to gains or losses on derivatives used for hedging was as follows:

	Nine months ended September 30,		Three months ended September 30,
	2026	2025	2026	2025
	U.S. dollars in thousands
Other comprehensive income (loss) before reclassifications	873	1,555	(323)	207
Amounts reclassified out of accumulated other comprehensive income (*)	(1,380)	(1,335)	(172)	(721)
Other comprehensive income (loss), net	(507)	220	(495)	(514)

(*)	Amounts of gains or losses reclassified from other comprehensive income or loss into profit or loss are recorded in cost of revenue and operating expenses.